Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Schedule of Capitalization, Equity [Line Items]
Federal depository insurance coverage	$ 250,000
Common stock shares redemption	0	14,461,820
Unrecognized tax benefits	$ 0	$ 0
Interest and penalties	0	0
Landsea Homes [Member]
Schedule of Capitalization, Equity [Line Items]
Real estate inventories not owned	0	0
Allowance for notes receivable	0	0
Impairment of goodwill	0	0
Depreciation expense	1,400,000	1,100,000	$ 500,000
Deferred revenue	0	0
Recognized deferred revenue		15,900,000
Long-term incentive compensation	1,200,000	1,600,000	300,000
Long term debt	2,200,000	1,900,000
Right-of-use asset	6,000,000.0	6,300,000			$ 4,600,000
Operating lease liability	6,396,000	6,700,000			$ 4,600,000
Landsea Homes [Member] | Selling and Marketing Expense [Member]
Schedule of Capitalization, Equity [Line Items]
Depreciation expense	1,600,000	1,900,000	1,100,000
Landsea Homes [Member] | Garrett Walker [Member]
Schedule of Capitalization, Equity [Line Items]
Goodwill acquired	15,400,000
Landsea Homes [Member] | Pinnacle West [Member]
Schedule of Capitalization, Equity [Line Items]
Goodwill acquired		5,300,000
LS Boston Point LLC [Member]
Schedule of Capitalization, Equity [Line Items]
Impairment of investment	$ 225,000	$ 0	$ 0	$ 0
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Antidilutive securities	23,285,000